Fair Value Measurement - Changes in Level 3 Measurements (Details 1) (USD $) In Millions, unless otherwise specified			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 Total debt and equity instruments [Member]	Jun. 30, 2010 Total debt and equity instruments [Member]	Jun. 30, 2011 Total debt and equity instruments [Member]	Jun. 30, 2010 Total debt and equity instruments [Member]	Jun. 30, 2011 Trading liabilities - Debt and equity instruments [Member]	Jun. 30, 2010 Trading liabilities - Debt and equity instruments [Member]	Jun. 30, 2011 Trading liabilities - Debt and equity instruments [Member]	Jun. 30, 2010 Trading liabilities - Debt and equity instruments [Member]	Jun. 30, 2011 Total debt instruments [Member]	Jun. 30, 2010 Total debt instruments [Member]	Jun. 30, 2011 Total debt instruments [Member]	Jun. 30, 2010 Total debt instruments [Member]	Jun. 30, 2011 Total mortgage-backed securities [Member]	Jun. 30, 2010 Total mortgage-backed securities [Member]	Jun. 30, 2011 Total mortgage-backed securities [Member]	Jun. 30, 2010 Total mortgage-backed securities [Member]	Jun. 30, 2011 U.S. government agencies [Member]	Jun. 30, 2010 U.S. government agencies [Member]	Jun. 30, 2011 U.S. government agencies [Member]	Jun. 30, 2010 U.S. government agencies [Member]	Jun. 30, 2011 Residential - nonagency [Member]	Jun. 30, 2010 Residential - nonagency [Member]	Jun. 30, 2011 Residential - nonagency [Member]	Jun. 30, 2010 Residential - nonagency [Member]	Jun. 30, 2011 Commercial - nonagency [Member]	Jun. 30, 2010 Commercial - nonagency [Member]	Jun. 30, 2011 Commercial - nonagency [Member]	Jun. 30, 2010 Commercial - nonagency [Member]	Jun. 30, 2011 Obligations of U.S. states and municipalities [Member]	Jun. 30, 2010 Obligations of U.S. states and municipalities [Member]	Jun. 30, 2011 Obligations of U.S. states and municipalities [Member]	Jun. 30, 2010 Obligations of U.S. states and municipalities [Member]	Jun. 30, 2011 Non-U.S. government debt securities [Member]	Jun. 30, 2010 Non-U.S. government debt securities [Member]	Jun. 30, 2011 Non-U.S. government debt securities [Member]	Jun. 30, 2010 Non-U.S. government debt securities [Member]	Jun. 30, 2011 Corporate debt securities [Member]	Jun. 30, 2010 Corporate debt securities [Member]	Jun. 30, 2011 Corporate debt securities [Member]	Jun. 30, 2010 Corporate debt securities [Member]	Jun. 30, 2011 Loans [Member]	Jun. 30, 2010 Loans [Member]	Jun. 30, 2011 Loans [Member]	Jun. 30, 2010 Loans [Member]	Jun. 30, 2011 Asset-backed securities [Member]	Jun. 30, 2010 Asset-backed securities [Member]	Jun. 30, 2011 Asset-backed securities [Member]	Jun. 30, 2010 Asset-backed securities [Member]	Jun. 30, 2011 Equity securities [Member]	Jun. 30, 2010 Equity securities [Member]	Jun. 30, 2011 Equity securities [Member]	Jun. 30, 2010 Equity securities [Member]	Jun. 30, 2011 Other equity instruments [Member]	Jun. 30, 2010 Other equity instruments [Member]	Jun. 30, 2011 Other equity instruments [Member]	Jun. 30, 2010 Other equity instruments [Member]	Jun. 30, 2011 Total net derivative receivables [Member]	Jun. 30, 2010 Total net derivative receivables [Member]	Jun. 30, 2011 Total net derivative receivables [Member]	Jun. 30, 2010 Total net derivative receivables [Member]	Jun. 30, 2011 Interest rate	Jun. 30, 2010 Interest rate	Jun. 30, 2011 Interest rate	Jun. 30, 2010 Interest rate	Jun. 30, 2011 Credit derivatives	Jun. 30, 2010 Credit derivatives	Jun. 30, 2011 Credit derivatives	Jun. 30, 2010 Credit derivatives	Jun. 30, 2011 Foreign exchange	Jun. 30, 2010 Foreign exchange	Jun. 30, 2011 Foreign exchange	Jun. 30, 2010 Foreign exchange	Jun. 30, 2011 Equity Contract [Member]	Jun. 30, 2010 Equity Contract [Member]	Jun. 30, 2011 Equity Contract [Member]	Jun. 30, 2010 Equity Contract [Member]	Jun. 30, 2011 Commodity	Jun. 30, 2010 Commodity	Jun. 30, 2011 Commodity	Jun. 30, 2010 Commodity	Jun. 30, 2011 Available-for-sale Securities [Member]	Jun. 30, 2010 Available-for-sale Securities [Member]	Jun. 30, 2011 Available-for-sale Securities [Member]	Jun. 30, 2010 Available-for-sale Securities [Member]	Jun. 30, 2011 Asset backed security [Member]	Jun. 30, 2010 Asset backed security [Member]	Jun. 30, 2011 Asset backed security [Member]	Jun. 30, 2010 Asset backed security [Member]	Jun. 30, 2011 Other available-for-sale securities [Member]	Jun. 30, 2010 Other available-for-sale securities [Member]	Jun. 30, 2011 Other available-for-sale securities [Member]	Jun. 30, 2010 Other available-for-sale securities [Member]	Jun. 30, 2011 Loans [Member]	Jun. 30, 2010 Loans [Member]	Jun. 30, 2011 Loans [Member]	Jun. 30, 2010 Loans [Member]	Jun. 30, 2011 Mortgage servicing rights [Member]	Jun. 30, 2010 Mortgage servicing rights [Member]	Jun. 30, 2011 Mortgage servicing rights [Member]	Jun. 30, 2010 Mortgage servicing rights [Member]	Jun. 30, 2011 Private equity investments [Member]	Jun. 30, 2010 Private equity investments [Member]	Jun. 30, 2011 Private equity investments [Member]	Jun. 30, 2010 Private equity investments [Member]	Jun. 30, 2011 All other assets [Member]	Jun. 30, 2010 All other assets [Member]	Jun. 30, 2011 All other assets [Member]	Jun. 30, 2010 All other assets [Member]	Jun. 30, 2011 Deposits [Member]	Jun. 30, 2010 Deposits [Member]	Jun. 30, 2011 Deposits [Member]	Jun. 30, 2010 Deposits [Member]	Jun. 30, 2011 Other borrowed funds [Member]	Jun. 30, 2010 Other borrowed funds [Member]	Jun. 30, 2011 Other borrowed funds [Member]	Jun. 30, 2010 Other borrowed funds [Member]	Jun. 30, 2011 Accounts payable and other liabilities [Member]	Jun. 30, 2010 Accounts payable and other liabilities [Member]	Jun. 30, 2011 Accounts payable and other liabilities [Member]	Jun. 30, 2010 Accounts payable and other liabilities [Member]	Jun. 30, 2011 Beneficial interests issued by consolidated VIEs [Member]	Jun. 30, 2010 Beneficial interests issued by consolidated VIEs [Member]	Jun. 30, 2011 Beneficial interests issued by consolidated VIEs [Member]	Jun. 30, 2010 Beneficial interests issued by consolidated VIEs [Member]	Jun. 30, 2011 Long-term debt [Member]	Jun. 30, 2010 Long-term debt [Member]	Jun. 30, 2011 Long-term debt [Member]	Jun. 30, 2010 Long-term debt [Member]
Assets
Fair Value, Beginning balance			$ 34,248	$ 36,935	$ 34,554	$ 35,681					$ 31,938	$ 34,218	$ 31,939	$ 32,284	$ 2,858	$ 2,729	$ 2,930	$ 3,145	$ 191	$ 215	$ 174	$ 260	$ 782	$ 841	$ 687	$ 1,115	$ 1,885	$ 1,673	$ 2,069	$ 1,770	$ 1,971	$ 1,975	$ 2,257	$ 1,971	$ 113	$ 118	$ 202	$ 89	$ 5,623	$ 4,947	$ 4,946	$ 5,241	$ 12,490	$ 15,776	$ 13,144	$ 13,218	$ 8,883	$ 8,673	$ 8,460	$ 8,620	$ 1,367	$ 1,716	$ 1,685	$ 1,956	$ 943	$ 1,001	$ 930	$ 1,441	$ 3,137	$ 9,831	$ 4,357	$ 10,837	$ 2,470	$ 2,464	$ 2,836	$ 2,040	$ 4,373	$ 9,186	$ 5,386	$ 10,350	$ 2	$ 329	$ (614)	$ 1,082	$ (2,843)	$ (1,867)	$ (2,446)	$ (2,306)	$ (865)	$ (281)	$ (805)	$ (329)	$ 15,525	$ 12,934	$ 14,287	$ 13,193	$ 15,016	$ 12,571	$ 13,775	$ 12,732	$ 509	$ 363	$ 512	$ 461	$ 1,371	$ 1,140	$ 1,466	$ 990	$ 13,093	$ 15,531	$ 13,649	$ 15,531	$ 8,853	$ 6,385	$ 7,862	$ 6,563	$ 4,560	$ 4,352	$ 4,179	$ 9,521
Total realized/ unrealized gains/(losses)			721	6	1,482	(473)					555	(65)	1,211	(610)	99	160	203	217	12	19	29	24	56	61	127	77	31	80	47	116	14	15	0	(27)	1	(18)	4	(22)	23	(53)	55	(331)	190	41	321	(290)	228	(210)	628	(157)	170	101	240	81	(4)	(30)	31	56	702	1,986	1,203	1,209	1,407	1,021	1,926	1,441	301	2,003	(552)	1,399	(543)	(513)	(482)	(893)	(157)	(284)	22	(86)	(306)	(241)	289	(652)	95	(29)	582	(172)	103	(39)	581	(105)	(8)	10	1	(67)	140	(12)	260	(11)	(960)	(3,584)	(1,711)	(3,680)	777	(12)	1,682	136	(29)	(40)	31	(58)
Purchases			5,313		10,030						5,238		9,913		472		1,098		7		28		246		505		219		565		272		556		113		243		1,800		3,429		1,726		2,614		855		1,973		61		98		14		19		498		833		217		345		1		2		91		116		140		235		49		135		851		1,960		851		1,960		0		0		41		125		591		1,349		469		797		300		709
Sales			(6,021)		(10,621)						(5,885)		(10,410)		(383)		(1,054)		(18)		(39)		(103)		(271)		(262)		(744)		(414)		(969)		(111)		(254)		(1,820)		(2,895)		(1,753)		(2,777)		(1,404)		(2,461)		(125)		(199)		(11)		(12)		(314)		(794)		(36)		(119)		(3)		(3)		(3)		(3)		(242)		(572)		(30)		(97)		(22)		(29)		(22)		(26)		0		(3)		0		0		0		0		(1,906)		(2,045)		0		(3)
Issuances			0		0						0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0		0
Settlements			(1,006)		(2,291)						(926)		(1,855)		(114)		(245)		(27)		(27)		(57)		(124)		(30)		(94)		0		(1)		(34)		(39)		(111)		(117)		(424)		(1,153)		(243)		(300)		(46)		(376)		(34)		(60)		(1,170)		(2,602)		(988)		(1,903)		65		(81)		(20)		462		(110)		(539)		(117)		(541)		(546)		(897)		(546)		(888)		0		(9)		(80)		(363)		(481)		(1,044)		(171)		(274)		(352)		(438)
Purchases, issuances, settlements, net				(1,006)		228						(956)		1,114		(102)		(589)		(55)		(105)		(36)		(340)		(11)		(144)		18		(78)		14		47		(177)		(467)		(943)		2,043		234		158		1		(231)		(51)		(655)		(1,574)		(1,904)		(534)		(575)		(1,410)		(1,961)		236		156		64		4		70		472		(265)		(382)		(198)		(293)		(67)		(89)		(79)		78		(94)		2		992		931		80		(5,060)
Transfers into and/or out of level 3			(464)	(275)	(363)	224					(445)	(279)	(323)	130	(61)	(68)	(61)	(54)	0	(3)	0	(3)	(61)	(62)	(61)	(48)	0	(3)	0	(3)	12	0	12	142	0	0	(74)	0	91	(166)	188	108	(487)	15	(407)	(82)	0	(60)	19	16	(19)	4	(40)	16	0	0	0	78	(16)	65	(160)	166	47	96	32	141	(4)	7	(19)	(2)	(63)	(1)	(15)	(294)	9	(72)	97	229	(5)	35	(255)	92	0	104	0	105	0	0	0	0	0	104	0	105	0	16	(16)	8	0	0	0	0	0	(119)	0	(384)	(30)	(84)	(29)	(95)
Fair Value, Ending Balance			32,791	35,660	32,791	35,660					30,475	32,918	30,475	32,918	2,871	2,719	2,871	2,719	165	176	165	176	863	804	863	804	1,843	1,739	1,843	1,739	1,855	2,008	1,855	2,008	82	114	82	114	5,606	4,551	5,606	4,551	11,742	14,889	11,742	14,889	8,319	8,637	8,319	8,637	1,408	1,822	1,408	1,822	908	920	908	920	2,837	10,308	2,837	10,308	3,117	3,047	3,117	3,047	4,733	9,786	4,733	9,786	(536)	51	(536)	51	(3,203)	(2,159)	(3,203)	(2,159)	(1,274)	(417)	(1,274)	(417)	15,903	12,744	15,903	12,744	15,402	12,334	15,402	12,334	501	410	501	410	1,472	1,065	1,472	1,065	12,243	11,853	12,243	11,853	8,022	7,246	8,022	7,246	4,449	4,308	4,449	4,308
Change in unrealized gains/(losses) related to financial instruments			443	52	931	(328)					290	(82)	515	(592)	20	122	33	64	(11)	0	(12)	(10)	10	56	39	44	21	66	6	30	18	1	(8)	(42)	1	(18)	6	51	39	(34)	58	(5)	145	49	79	(358)	67	(202)	347	(302)	158	154	380	213	(5)	(20)	36	51	413	2,397	(199)	1,272	720	911	729	671	622	2,349	(367)	1,669	(563)	(452)	(530)	(861)	(13)	(123)	49	60	(353)	(288)	(80)	(267)	105	(53)	588	(191)	103	(51)	579	(96)	2	(2)	9	(95)	126	(32)	234	(48)	(960)	(3,584)	(1,711)	(3,680)	380	(19)	722	11	(29)	(20)	31	(111)
Liabilities
Beginning balance							173	32	54	10																																																																																																					754	440	773	476	1,844	452	1,384	542	146	328	236	355	588	1,817	873	625	13,027	17,518	13,044	18,287
Total realized/unrealized (gains)/losses							(5)	(2)	(5)	(4)																																																																																																					3	(15)	(8)	(5)	5	48	(26)	100	(26)	17	(63)	40	31	26	25	33	395	632	457	1,035
Purchases							(133)		(133)																																																																																																						0		0		0		0		0		0		0		0		0		0
Sales							158		277																																																																																																						0		0		0		0		0		0		0		0		0		0
Issuances							0		0																																																																																																						157		216		326		903		0		0		103		114		603		1,256
Settlements							0		0																																																																																																						(51)		(117)		(97)		(185)		(47)		(100)		(292)		(582)		(491)		(1,462)
Purchases, issuances, settlements, net								(30)		(33)																																																																																																						95		94		(103)		92		138		134		(399)		800		(1,219)		(1,887)
Transfers into and/or out of level 3							4	0	4	23																																																																																																					0	334	(1)	309	0	(10)	2	(243)	0	0	0	0	0	0	0	0	0	95	239	397
Ending balance							197	4	197	4																																																																																																					863	884	863	884	2,078	291	2,078	291	73	449	73	449	430	1,392	430	1,392	13,534	15,762	13,534	15,762
Change in unrealized (gains)/losses related to financial instruments							$ (1)	$ 0	$ 1	$ 1																																																																																																					$ 4	$ 10	$ 0	$ (32)	$ 5	$ (37)	$ (4)	$ (110)	$ 1	$ (5)	$ 3	$ (13)	$ 6	$ (68)	$ (34)	$ (105)	$ 332	$ (365)	$ 238	$ (513)
Level 3 liabilities as a percentage of total firm liabilities, at fair value	23.00%	23.00%